Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (16,171)	$ (13,215)	$ (47,877)	$ (38,197)	$ (34,181)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	2,038	1,245	5,581	4,274	4,171
Stock-based compensation expense	3,498	1,442	7,336	7,678	2,319
Reduction in the carrying amount of right-of-use assets	1,318	873	4,034
Changes in fair value of convertible preferred stock warrants and others	1,048	(126)	201
Other			561	1,077	333
Changes in operating assets and liabilities:
Accounts receivable, net	97	(338)	229	(638)	84
Inventory, net	37	51	374	2,290	(153)
Other current and non-current assets	(457)	(1,977)	32	(239)	248
Accounts payable	4,722	1,122	3,469	(741)	2,068
Accrued and other current liabilities	4,784	1,791	5,182	14,205	1,992
Seller payable	1,470	1,218	4,407	315	633
Operating lease liabilities	(1,311)	(1,186)	(3,824)
Other non-current liabilities	4	(2)	1,391	(114)	(4)
Net cash provided by (used in) operating activities	1,077	(9,102)	(19,105)	(10,090)	(22,490)
Cash flows from investing activities
Purchase of marketable securities			0	0	(35,090)
Maturities of marketable securities			0	8,250	27,000
Purchase of property and equipment	(4,099)	(4,673)	(19,424)	(9,504)	(13,926)
Net cash used in investing activities	(4,099)	(4,673)	(19,424)	(1,254)	(22,016)
Cash flows from financing activities
Proceeds from debt issuance, net of issuance costs	4,625	0	18,352	19,750	6,481
Repayment of debt	0	(714)	(1,190)	(11,801)	(3,084)
Proceeds from issuance of Class A common stock upon initial public offering, net of underwriting discounts and commissions	180,284	0
Proceeds from exercise of common stock options	1,875	10	2,170	722	126
Payment of costs for the initial public offering	(1,733)	(81)	(1,117)	0	0
Proceeds from issuance of convertible preferred stock, net of issuance costs			0	82,511	35,632
Proceeds from issuance of common stock			0	0	3,120
Repurchase of common stock			0	0	(3,305)
Net cash provided by (used in) financing activities	185,051	(785)	18,215	91,182	38,970
Net increase (decrease) in cash, cash equivalents and restricted cash and cash equivalents	182,029	(14,560)	(20,314)	79,838	(5,536)
Cash, cash equivalents and restricted cash and cash equivalents
Beginning of period	67,539	87,853	87,853	8,015	13,551
End of period	$ 249,568	$ 73,293	67,539	87,853	8,015
Supplemental disclosures of cash flow information
Cash paid for income taxes			45	27	21
Cash paid for interest			1,450	1,207	384
Supplemental disclosures of non-cash investing and financing activities
Purchases of property and equipment included in accounts payable and accrued liabilities			1,555	587	225
Right-of-use assets obtained in exchange for operating lease liabilities with lease modification			9,142
Deferred offering costs included in accounts payable and accrued liabilities			1,489	0	0
Increase in long-lived assets resulting from capitalizing asset retirement costs			268	0	0
Leasehold improvements acquired in exchange for operating lease liabilities			126	0	0
Cashless exercise of series C preferred stock warrant			$ 136	$ 0	$ 0